Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Commitments and Contingencies [Abstract]
Protection and indemnity insurance coverage for pollution per vessel per incident	$ 1,000,000
Commitments under Long-Term Lease Contracts [Abstract]
2025	4,052
2026	928
Total	$ 4,980
Period to average index for index-linked contracts	15 days